CAPITAL AND RESERVES (Tables)	9 Months Ended
Sep. 30, 2024
Capital And Reserves
SCHEDULE OF DETAILED INFORMATION ABOUT RESERVES WITHIN EQUITY
	Authorized		Issued and Paid
	September 30, 2024	December 31, 2023	September 30, 2024	December 31, 2023
Ordinary shares no-par value	unlimited	unlimited	197,738	183,605